Debt - Summary of Long-term Debt (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Principal amount of long-term debt	$ 0	$ 12,733	$ 16,123
Less: Current portion of long-term debt	0	(5,805)	(2,891)
Long-term debt, net of current portion	0	6,928	13,232
Debt discount, net of accretion	0	(217)	(348)
Accrued end-of-term payment	0	646	353
Long-term debt, net of discount and current portion	$ 0	$ 7,357	$ 13,237